REVENUE AND EXPENSES	12 Months Ended
Dec. 31, 2018
Analysis of income and expense [abstract]
Revenue and expenses [text block]

22) REVENUE AND EXPENSES

a) Revenue

The breakdown of revenue for the years ended December 31, 2016, 2017 and 2018 is as follow:

	Thousands of U.S. dollars
	2016(*)	2017	2018
Revenue
Services rendered	1,757,498	1,921,311	1,818,180
Total	1,757,498	1,921,311	1,818,180
(*) Exclude discontinued operations - Morocco.

b) Other operating income

Details of other operating income for the years ended December 31, 2016, 2017 and 2018 are as follow:

	Thousands of U.S. dollars
	2016(*)	2017	2018
Other operating income
Other operating income (a)	3,991	5,755	15,686
Grants	673	860	1,000
Income from indemnities and other non-recurring income	872	939	42
Gain on disposal of data center	0	0	2,265
Gains on disposal of non-current assets	344	8,883	384
Total	5,880	16,437	19,377
(*) Exclude discontinued operations - Morocco.

c) Supplies

Details of amounts recognized under “Supplies” during the years ended December 31, 2016, 2017 and 2018 are as follow:

	Thousands of U.S. dollars
	2016 (*)	2017	2018
Supplies
Subcontracted services	29,940	26,885	10,630
Infrastructure leases (Note 25b)	3,376	11,889	13,856
Purchases of materials	986	628	2,919
Communications	24,929	25,003	19,460
Expenses with labor unions	1,204	1,156	1,051
Other	5,163	9,338	22,900
Total	65,598	74,899	70,816
(*) Exclude discontinued operations - Morocco.

d) Employee benefit expenses

Details of amounts recognized under “Employee benefit expenses” during the years ended December 31, 2016, 2017 and 2018 are as follow:

	Thousands of U.S. dollars
	2016(*)	2017	2018
Employee benefit expenses
Salaries and wages	1,014,830	1,076,810	1,024,094
Social security	120,923	131,524	130,161
Supplementary pension contributions	2,848	2,861	2,840
Termination benefits	34,654	33,744	26,510
Other welfare costs	136,646	184,137	181,576
Total	1,309,901	1,429,076	1,365,181
(*) Exclude discontinued operations - Morocco.

e) Depreciation and amortization

The depreciation and amortization expenses for the years ended December 31, 2016, 2017 and 2018 are as follow:

	Thousands of U.S. dollars
	2016 (*)	2017	2018
Depreciation and amortization
Intangible assets (Note 6)	50,916	55,195	58,679
Property, plant and equipment (Note 9)	46,448	49,226	36,566
Total	97,364	104,421	95,245
(*) Exclude discontinued operations - Morocco.

f) Other operating expenses

The breakdown of “Other operating expenses” for the years ended December 31, 2016, 2017 and 2018 is as follow:

	Thousands of U.S. dollars
	2016 (*)	2017	2018
Other operating expenses
Services provided by third parties	193,213	202,146	202,543
Losses on disposal of fixed assets	1,432	12,989	817
Taxes other than income tax	7,491	13,580	10,038
Other management expenses (*)	11,879	7,933	2,560
Total	214,015	236,648	215,958
(*) Exclude discontinued operations - Morocco.

Details of “Services provided by third parties” under “Other operating expenses” are as follow:

	Thousands of U.S. dollars
	2016 (*)	2017	2018
Services provided by third parties
Leases (Note 25b)	63,014	66,923	67,902
Installation and maintenance	24,237	22,799	24,290
Lawyers and law firms	5,198	6,887	7,743
Tax advisory services	302	467	179
Consultants	8,056	8,578	8,372
Audits and other related services	2,493	2,677	1,576
Studies and work performed	76	7	65
Other external professional services	40,669	45,955	43,404
Publicity, advertising and public relations	6,089	5,458	5,332
Insurance premiums	207	636	548
Travel expenses	6,047	6,288	6,979
Utilities	28,743	27,392	27,142
Banking and similar services	1,006	1,391	1,771
Other	7,076	6,688	7,240
TOTAL	193,213	202,146	202,543
(*) Exclude discontinued operations - Morocco.

The amounts recognized under “Consultants” and “Other external professional services” for the years ended December 31, 2016, 2017 and 2018 mainly refers to consulting and other costs in connection with efficiencies and costs reduction projects implemented in Brazil and EMEA.

g) Net finance expense

The breakdown of “Finance income” and “Finance costs” for the years ended December 31, 2016, 2017 and 2018 are as follow:

	Thousands of U.S. dollars
	2016 (*)	2017	2018
Finance income
Interest from third parties and hyperinflationary adjustment in Argentina (a)	7,188	7,858	18,843
Total finance income	7,188	7,858	18,843
Finance costs
Interest accrued to third parties (b)	(75,090)	(71,404)	(43,351)
Discounts to the present value of provisions and other liabilities(**)	15,939	(6,741)	(2,261)
Total finance costs	(59,151)	(78,145)	(45,612)
(*) Exclude discontinued operations - Morocco.
(**) The year ended December 31, 2016 contains the impacts of the CVI termination. The interest reversal of 19,936 thousand U.S. dollars was recognized in "Finance costs".

The breakdown of “Change in fair value of financial instruments” and “Net foreign exchange gain/(loss)” is shown in the table below:

Thousands of U.S. dollars	2016
	Gains	Losses	Net
Fair value of financial instruments	675	-	675
Fair value of financial instruments	675	-	675
Foreign exchange gains/(losses)
Loans and receivables	868	(12,200)	(11,332)
Other financial transactions	12,381	(45,784)	(33,403)
Current transactions	18,996	(30,755)	(11,759)
Total	32,245	(88,739)	(56,494)
(*) Exclude discontinued operations - Morocco.

Thousands of U.S. dollars	2017
	Gains	Losses	Net
Fair value of financial instruments	230		230
Fair value of financial instruments	230	-	230
Foreign exchange gains/(losses)
Loans and receivables	38,220	(57,187)	(18,967)
Other financial transactions	16,407	(14,405)	2,002
Current transactions	8,969	(15,431)	(6,462)
Total	63,596	(87,023)	(23,427)

Thousands of U.S. dollars	2018
	Gains	Losses	Net
Fair value of financial instruments	179	-	179
Fair value of financial instruments	179	-	179
Foreign exchange gains/(losses)
Loans and receivables	2,928	(433)	2,495
Other financial transactions	19,253	(29,786)	(10,533)
Current transactions	43,845	(64,822)	(20,977)
Total	66,026	(95,041)	(29,015)